PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 10	$ 13
Depreciated cost	0	2
Computers Peripheral and Scientific Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	9	12
Accumulated depreciation	(9)	(10)
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1	1
Accumulated depreciation	$ (1)	$ (1)